Share-based compensation	12 Months Ended
Dec. 31, 2013
Share-based compensation [Abstract]
Share-based compensation

15. Share-based compensation

As of December 31, 2013, the Company has two share-based compensation plans under which awards may be granted to both employees and non-employees, which are described below. Compensation cost of US$676,303 (2011: US$1,740,861, 2012: US$2,151,844) was charged against income comprising of general and administrative expenses of US$676,303 (2011: US$1,740,861, 2012: US$2,151,844) for those plans with a corresponding credit to additional paid-in capital in the year ended December 31, 2013, of which, US$427,989 (2011: US$1,662,132, 2012: US$2,095,900) was related to the options granted to employees and US$ nil (2011: US$78,729, 2012: US$55,944) was related to the options granted to non-employees. The compensation cost is regarded as a permanent difference for income tax purposes as the options were granted by the Company, which is registered in Cayman, a tax free jurisdiction. Hence, no tax benefit was recognized upon the recognition of compensation cost. The Company has a policy of using authorized shares in the existing pool to satisfy any future exercise of share options.

2007 Equity Incentive Plan (the "Plan")

On August 11, 2007, the Company granted share options to purchase up to 6,125,374 common shares to its directors and employees, at exercise prices ranging from US$0.0001 to US$2.50 per share. These options have a weighted average grant-date fair value of US$2.67 per option, and a total expected compensation cost, net of expected forfeitures, of US$15,564,801. These options have vesting periods based on length of service ranging from 10 to 60 months and will expire no later than August 10, 2017. These options are performance-based and did not begin vesting until the Company's IPO was in effect. However, upon the effectiveness of the IPO, these awards had an immediate vesting of all shares that would have vested between the grant date and the effectiveness of the IPO.

2007 Long Term Incentive Plan (the "2007 Plan")

In November 2007, the Company adopted the 2007 Plan which provides for the grant of options, restricted shares, restricted stock units, stock appreciation rights and other stock-based awards to purchase its common shares. The maximum aggregate number of common shares which may be issued pursuant to all awards, including options, is 10 million common shares, subject to adjustment to account for changes in the capitalization of the Company.

 On January 4, 2011, under the 2007 Plan, the Company granted share options with performance conditions to purchase up to 200,000 common shares to an employee, at an exercise price of US$1.365 per share. These options have a weighted average grant date fair value of US$0.68 per option. Pursuant to the agreements, 1/3 of the options would vest 12 months, 24 months and 36 months after the grant date, respectively, with the condition that the performance criteria are met at each vesting date. These options will expire no later than January 4, 2021. The performance conditions were determined by the Board of Directors. For those awards, an evaluation will be made each quarter as to the likelihood of the performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest.

On May 24, 2011, under the 2007 Plan, the Company granted share options to purchase up to 100,000 common shares to an employee, at an exercise price of US$1.085 per share. These options have a weighted average grant date fair value of US$0.53 per option and a total expected compensation cost, net of expected forfeitures, of US$47,592. These options have vesting periods based on length of service of 36 months and will expire no later than May 24, 2021.

On November 8, 2011, under the 2007 Plan, the Company granted share options with performance conditions to purchase up to 1,000,000 common shares to an employee, at an exercise price of US$0.945 per share. These options have a weighted average grant date fair value of US$0.30 per option. Pursuant to the agreements, 1/3 of the options would vest 12 months, 24 months and 36 months after the grant date, respectively, with the condition that the performance criteria are met at each vesting date. These options will expire no later than November 8, 2021. The performance conditions were determined by the Board of Directors. For those awards, an evaluation will be made each quarter as to the likelihood of the performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest.

On November 12, 2012, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 300,000 common shares to three independent directors, at an exercise price of US$1.64 per share. These options have a weighted average grant date fair value of US$0.62 per option and a total expected compensation cost, net of expected forfeitures, of US$187,063. These options have vesting periods based on length of service of 36 months and will expire no later than November 12, 2022.

On November 13, 2012, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 200,000 common shares to one independent director, at an exercise price of US$1.595 per share. These options have a weighted average grant date fair value of US$0.61 per option and a total expected compensation cost, net of expected forfeitures, of US$121,287. These options will have vesting periods based on length of service of 36 months and will expire no later than November 13, 2022.

On July 1, 2013, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 600,000 common shares to one director, at an exercise price of US$2.105 per share. These options have a weighted average grant date fair value of US$0.72 per option and a total expected compensation cost, net of expected forfeitures, of US$431,687. These options will have vesting periods based on length of service of 36 months and will expire no later than July 1, 2023.

On August 7, 2013, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 400,000 common shares to one employee, at an exercise price of US$2.475 per share. These options have a weighted average grant date fair value of US$0.84 per option and a total expected compensation cost, net of expected forfeitures, of US$337,655. These options will have vesting periods based on length of service of 36 months and will expire no later than August 7, 2023.

On September 3, 2013, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 600,000 common shares to one employee, at an exercise price of US$2.86 per share. These options have a weighted average grant date fair value of US$0.96 per option and a total expected compensation cost, net of expected forfeitures, of US$578,159. These options will have vesting periods based on length of service of 36 months and will expire no later than September 3, 2023.

On September 5, 2013, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 600,000 common shares to one employee, at an exercise price of US$2.92 per share. These options have a weighted average grant date fair value of US$1.0 per option and a total expected compensation cost, net of expected forfeitures, of US$602,604. These options will have vesting periods based on length of service of 36 months and will expire no later than September 5, 2023. This share option was forfeited on November 15, 2013 because the employee resigned.

On November 8, 2013, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 400,000 common shares to one employee, at an exercise price of US$3.185 per share. These options have a weighted average grant date fair value of US$1.03 per option and a total expected compensation cost, net of expected forfeitures, of US$412,735. These options will have vesting periods based on length of service of 36 months and will expire no later than November 8, 2023.

Options Granted to Non-employee

On August 11, 2007, the Company granted options under the Plan to purchase up to 333,333 common shares to a non-employee consultant, with an exercise price of US$0.0001 per share, and options to purchase up to 343,788 common shares to the employees of the Group's equity investee, Jiantou Xinyuan, with exercise prices ranging from US$0.0001 to US$2.50. These options have vesting periods based on length of service ranging from 40 to 60 months and will expire no later than August 10, 2017. In addition, the Company granted options under the 2007 Plan to purchase up to 52,004 common shares to employees of Jiantou Xinyuan. These options have a vesting period based on length of service of 36 months and will expire no later than November 5, 2017. All other terms of these awards are the same as the employee awards. These awards are accounted for under ASC 505-50, "Equity-Based Payments to Non-employees" ("ASC 505-50") and the cost will be measured at the date that the services are complete. Subsequently Jiantou Xinyuan became a wholly owned subsidiary on November 1, 2010.

The forfeiture rate and fair value assumptions used to value the above options is consistent with the assumptions used to value the options to employees issued under the Plan and the 2007 Plan.

For the year ended December 31, 2013, compensation cost of US$ nil (2011: US$78,729; 2012: US$55,944) was charged against income for those options granted to non-employees under the Plan and the 2007 Plan.

Assumptions

The Company assumed the forfeiture ratios of 10% for non-executive employees and 0% for executives in arriving at the total compensation expense. All outstanding unvested stock options as of December 31, 2013 under the Plan and the 2007 Plan were related to executives and therefore, are expected to vest in full.

The fair value of each option is estimated on the date of grant using the Dividend Adjusted Black-Scholes option-pricing model that uses the assumptions noted below.

	Options Granted in 2011 Under the 2007 Plan	Options Granted in 2012 Under the 2007 Plan	Options Granted in 2013 Under the 2007 Plan
Average risk-free rate of return	2.47%	1.04%	1.43%
Expected term	6 Years	6.46 Years	6 Years
Volatility rate	48.4%-50%	63.4%	55.7%
Dividend yield	0-5%	5%	5%

The risk-free rate for periods within the expected life of the option is based on the implied yield rates of U.S Treasury yield curve in effect at the time of grant. The expected life of options represents the period of time the granted options are expected to be outstanding. The Company had limited historical exercise data. Therefore, the expected life was estimated as the average of the contractual term and the vesting period. The dividend yield was based on the Company's dividend distribution plan. The expected volatility was based on the historical daily stock price of the Company, annualized.

Share Option Activity

The following table is a summary of the Company's share option activity under the Plan (in US$, except options):

Options under the Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2013
2.50 (exercise price)	659,410	2.5	4.58	-

Granted to employee	-	-	-	-
Exercised
2.50 (exercise price)	15,124	2.5	-	12,099

Expired	-	-	-	-
Forfeited/Cancelled
2.50 (exercise price)	66,726	2.5	-	-

Outstanding, December 31, 2013
2.50 (exercise price)	577,560	2.5	3.58	101,073

Exercisable as at December 31, 2013
2.50 (exercise price)	577,560	2.5	3.58	101,073

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company's closing stock price of US$2.675 per common share as of December 31, 2013 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2013. Total fair value of options vested during the year ended December 31, 2011, 2012 and 2013 was US$100,000, US$252,778, and US$ nil, respectively.

As of December 31, 2013, there was no unrecognized compensation cost related to unvested share-based compensation arrangements granted to employees and non-employees under the Plan.

The following table is a summary of the Company's share option activity under the 2007 Plan (in US$, except options):

Options Under the 2007 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2013
7.0 (exercise price)	810,566	7.00	4.83	-
2.975 (exercise price)	180,000	2.975	5.50	-
1.87 (exercise price)	500,000	1.87	6.25	-
1.8 (exercise price)	200,000	1.80	7.50	-
1.21 (exercise price)	6,789,020	1.21	7.95	3,783,371
1.085 (exercise price)	100,000	1.085	8.50	68,500
0.945 (exercise price)	1,000,000	0.945	8.80	825,000
1.64 (exercise price)	300,000	1.64	9.87	39,000
1.595 (exercise price)	200,000	1.595	9.87	35,000

Granted
2.105 (exercise price)	600,000	2.105	9.50	342,000
2.475 (exercise price)	400,000	2.475	9.60	80,000
2.86 (exercise price)	600,000	2.860	9.67	-
2.92 (exercise price)	600,000	2.92	9.68	-
3.185(exercise price)	400,000	3.185	9.85	-

Exercised
1.87 (exercise price)	406,666	1.87	-	203,333
1.8 (exercise price)	200,000	1.8	-	146,001
1.21 (exercise price)	4,082,020	1.21	-	5,634,094

Expired	-	-	-	-
1.21 (exercise price)	1,475,000	1.21	-	-
Forfeited/Cancelled
0.945 (exercise price)	1,000,000	0.945	-	-
7.0 (exercise price)	18,510	7.00	-	-
2.92 (exercise price)	600,000	2.92	-	-

Outstanding, December 31, 2013
7.0 (exercise price)	792,056	7.00	3.83	-
2.975 (exercise price)	180,000	2.975	4.50	-
1.87 (exercise price)	93,334	1.87	5.25	75,134
1.21 (exercise price)	1,232,000	1.21	6.95	1,804,880
1.085 (exercise price)	100,000	1.085	7.50	159,000
1.64 (exercise price)	300,000	1.64	8.87	310,500
1.595 (exercise price)	200,000	1.595	8.87	216,000
2.105 (exercise price)	600,000	2.105	9.50	342,000
2.475 (exercise price)	400,000	2.475	9.60	80,000
2.86 (exercise price)	600,000	2.86	9.67	-
3.185(exercise price)	400,000	3.185	9.85	-

Exercisable as at December 31, 2013
7.0 (exercise price)	792,056	7.00	3.83	-
2.975 (exercise price)	180,000	2.975	4.50	-
1.87 (exercise price)	93,334	1.87	5.25	75,134
1.21 (exercise price)	898,667	1.21	6.95	1,316,547
1.085 (exercise price)	100,000	1.085	7.50	159,000
1.64 (exercise price)	166,000	1.64	8.87	171,810
1.595 (exercise price)	66,000	1.595	8.87	71,280

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company's closing stock price of US$2.675 per common share as of December 31, 2013 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2013. As of December 31, 2013, there was US$1,704,553 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees, under the 2007 Plan. The cost is expected to be recognized using a straight-line method over a weighted-average period of 2.59 years. Total fair value of options vested during the year ended December 31, 2011, 2012 and 2013 was US$1,643,899, US$1,979,786, and US$430,438, respectively.